The Company and Basis of Presentation	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Accounting Policies [Abstract]
The Company and Basis of Presentation

NOTE 1 – THE COMPANY AND BASIS OF PRESENTATION

The Company

Radiant Logistics, Inc. (the “Company”) is a non-asset based transportation and logistics services company providing customers domestic and international freight forwarding services through a network of company-owned and independent agent offices operating under the Radiant, Airgroup, Adcom, DBA and On Time network brands. The Company also offers an expanding array of value-added supply chain management services, including customs and property brokerage, order fulfillment, inventory management and warehousing.

Through the Company’s operating locations across North America, the Company offers domestic and international air, ocean and ground freight forwarding to a large and diversified account base consisting of manufacturers, distributors and retailers. The Company’s primary business operations involve arranging the shipment, on behalf of their customers, of materials, products, equipment and other goods that are generally larger than shipments handled by integrated carriers of primarily small parcels, such as FedEx, DHL and UPS. The Company provides a wide range of value-added logistics solutions to meet customers’ specific requirements for transportation and related services, including arranging and monitoring all aspects of material flow activity utilizing advanced information technology systems.

The Company’s value-added logistics solutions are provided through their multi-brand network of company-owned and independent agent offices, using a network of independent air, ground and ocean carriers and international operating partners strategically positioned around the world. The Company creates value for their customers and independent agents through, among other things, customized logistics solutions, global reach, brand awareness, purchasing power, and infrastructure benefits, such as centralized back-office operations, and advanced transportation and accounting systems.

The Company’s growth strategy will continue to focus on a combination of both organic and acquisition initiatives. For organic growth, the Company will focus on strengthening and retaining existing, and expanding new customer and agency relationships. In addition to its focus on organic growth, the Company will continue to search for acquisition candidates that bring critical mass from a geographic standpoint, purchasing power and/or complementary service offerings to the current platform. As the Company continues to grow and scale the business, the Company remains focused on leveraging its back-office infrastructure to drive productivity improvement across the organization. In addition, the Company is also developing density with in certain trade lanes which creates opportunities to more efficiently source and manage transportation capacity for existing freight volumes.

Interim Disclosure

The condensed consolidated financial statements included herein have been prepared, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been condensed or omitted pursuant to such rules and regulations. The Company’s management believes that the disclosures are adequate to make the information presented not misleading. These condensed financial statements should be read in conjunction with the financial statements and the notes thereto included in the Company’s Annual Report on Form 10-K for the year ended June 30, 2013.

The interim period information included in this Quarterly Report on Form 10-Q reflects all adjustments, consisting of normal recurring adjustments, that are, in the opinion of the Company’s management, necessary for a fair statement of the results of the respective interim periods. Results of operations for interim periods are not necessarily indicative of results to be expected for an entire year.

Basis of Presentation

The condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries as well as a single variable interest entity, Radiant Logistics Partners, LLC (“RLP”), which is 40% owned by RGL, and 60% owned by Radiant Capital Partners, LLC (“RCP”, see Note 7), an affiliate of Bohn H. Crain, the Company’s Chief Executive Officer, whose accounts are included in the condensed consolidated financial statements. All significant intercompany balances and transactions have been eliminated.

NOTE 1 – THE COMPANY AND BASIS OF PRESENTATION

The Company

Radiant Logistics, Inc. (the “Company”) is a non-asset based transportation and logistics services company providing customers domestic and international freight forwarding services and other value added supply chain management services, including order fulfillment, inventory management and warehousing. The Company is executing a strategy to expand operations through a combination of organic growth and the strategic acquisition of non-asset based transportation and logistics providers meeting the Company’s acquisition criteria.

The Company’s first acquisition of Airgroup Corporation (“Airgroup”) was completed on January 1, 2006. Airgroup, headquartered in Bellevue, Washington, is a non-asset based logistics company providing domestic and international freight forwarding services through a network of independent agent offices across North America.

The Company continues to seek additional companies as suitable acquisition candidates and has completed seven acquisitions since its acquisition of Airgroup. In November 2007, the Company acquired certain assets of Automotive Services Group in Detroit, Michigan to service the automotive industry. In September 2008, the Company acquired Adcom Express, Inc. d/b/a Adcom Worldwide (“Adcom”), adding an additional 30 locations across North America and augmenting the Company’s overall domestic and international freight forwarding capabilities. In April 2011, the Company acquired DBA Distribution Services, Inc., d/b/a Distribution by Air (“DBA”), adding an additional 26 locations across North America, further expanding the Company’s physical network and service capabilities. In December 2011, the Company acquired Laredo, Texas based ISLA International, Ltd. (“ISLA”) to serve as the Company’s gateway to Mexico. In February 2012, the Company acquired New York-JFK based Brunswicks Logistics, Inc. d/b/a ALBS Logistics, Inc. (“ALBS”), a strategic location for domestic and international logistics services. In November 2012, the Company acquired certain assets of Los Angeles, California based Marvir Logistics, Inc., (“Marvir”) an independent operating partner since 2006. On December 31, 2012, the Company acquired International Freight Systems of Oregon, Inc. (“IFS”) an independent operating partner since January 2007.

In connection with the acquisition of Adcom, the Company changed the name of Airgroup Corporation to Radiant Global Logistics, Inc. (“RGL”) in order to better position its centralized back-office operations to service a multi-brand network. RGL, through the Radiant, Airgroup, Adcom and DBA network brands, has a diversified account base including manufacturers, distributors and retailers using a network of independent carriers through a combination of company-owned and independent agency offices and international agents positioned strategically around the world.

The Company’s growth strategy will continue to focus on both organic growth and growth through acquisitions. For organic growth, the Company will focus on strengthening and retaining existing, and expanding new, customer agency relationships. Since the Company’s acquisition of Airgroup in January 2006, the Company has focused its efforts on the build-out of its network of independent agency offices, as well as enhancing its back-office infrastructure, transportation and accounting systems. In addition to the focus on organic growth, the Company will continue to search for targets that fit within its acquisition criteria.

Basis of Presentation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries as well as a single variable interest entity, Radiant Logistics Partners, LLC (“RLP”), which is 40% owned by RGL, and 60% owned by Radiant Capital Partners, LLC (“RCP”, see Note 8), an affiliate of Bohn H. Crain, the Company’s Chief Executive Officer, whose accounts are included in the consolidated financial statements. All significant intercompany balances and transactions have been eliminated.